Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Jessica D. Burt, Esquire
202.419.8409
jburt@stradley.com
1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

April 25, 2022

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Variable Insurance Trust
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 250/257 (the “Amendment”) to the Registration Statement of the Registrant, which was electronically filed with the U.S. Securities and Exchange Commission on April 25, 2022. It is proposed that the Amendment will become effective immediately.

Please direct questions or comments relating to this filing to me at the above-referenced telephone.

Very truly yours,

/s/Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership